Financial risk management and fair value measurement (Tables)	12 Months Ended
Aug. 31, 2021
Financial risk management and fair value measurement
Summary of fair value of debentures

	Volatility		Credit spread
	+5%	-5%	+2%	-2%
	$	$	$	$
Fair value of debentures	2,930,000	2,790,000	2,780,000	2,925,000

Schedule of maturity analysis for financial instruments, liquidity risk

				Greater
	Contractual	Less than		than
	cash flows	one year	1-5 years	5 years
	$	$	$	$
August 31, 2021
Trade and other payables	848,054	848,054	—	—
Other financial liabilities	237,444	237,444	—	—
Long-term debt	64,115	10,179	53,936	—
	1,149,613	1,095,677	53,396	—
August 31, 2020
Bank indebtedness	170,000	170,000	—	—
Trade and other payables	639,837	639,837	—	—
Long-term debt	411,737	57,249	281,704	72,784
	1,221,574	867,086	281,704	72,784

Summary of reasonably possible 1% strengthening (weakening) of the U.S. dollar against the Canadian Dollar at the reporting date would have increased (decreased) net income (loss) and other comprehensive income

	Net income (loss)		Other comprehensive income
	+5%	-5%	+5%	-5%
	$	$	$	$
August 31, 2021	549,000	(549,000)	490,000	(490,000)